Other Non-Current Liabilities - Additional Information (Detail) - Belarusian Telecom [member] ₺ in Thousands, $ in Thousands	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Provisions and other non-current liabilities [line items]
Contingent payment	₺ 594,020	$ 100,000
Discount rate			9.50%
Top of range [member]
Provisions and other non-current liabilities [line items]
Discount rate	6.10%	6.10%
Bottom of range [member]
Provisions and other non-current liabilities [line items]
Discount rate	5.20%	5.20%